Consolidated Reinsurance (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Reinsurance
Reinsurance ceded	$ 965	$ 813	$ 608
Reinsurance assumed	10	11	7
Assumed Premiums, Life Insurance in Force	7,273	7,750	8,085
Ceded Premiums, Life Insurance in Force	424,836	391,045	340,477
Affiliated Entity [Member]
Consolidated Reinsurance
Assumed Premiums, Life Insurance in Force	7,300	7,800	8,100
Ceded Premiums, Life Insurance in Force	269,900	237,200	195,200
Life Insurance [Member]
Consolidated Reinsurance
Reinsurance ceded	737	572	366
Reinsurance assumed	10	11	7
Life Insurance [Member] | Affiliated Entity [Member]
Consolidated Reinsurance
Reinsurance ceded	638	478	286
Reinsurance assumed	$ 10	$ 11	$ 7